Document and Entity Information	Dec. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amended Form 8-K”) amends Item 5.07 of the Current Report on Form 8-K filed by Nutanix, Inc. (the “Company”) with the Securities and Exchange Commission on December 16, 2024 (the “Original Form 8-K”). Item 5.07 of the Original Form 8-K reported the results of the matters submitted for stockholder action at the Company’s 2024 annual meeting of stockholders held on December 13, 2024 (the “2024 Annual Meeting”). The sole purpose of this Amended Form 8-K is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to the frequency of future non-binding advisory votes to approve the compensation of the Company’s named executive officers. Except as set forth herein, no other changes have been made to the Original Form 8-K.
Document Period End Date	Dec. 13, 2024
Entity File Number	001-37883
Entity Registrant Name	NUTANIX, INC.
Entity Central Index Key	0001618732
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	27-0989767
Entity Address, Address Line One	1740 Technology Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	216-8360
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.000025 par value per share
Trading Symbol	NTNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false